Deferred compensation awards - Activity relating to NSUs and CSUs (Detail)	12 Months Ended
	Mar. 31, 2025 ¥ / shares shares
NSUs [Member]
Outstanding
Outstanding (number of units), Beginning	22,491,211
Outstanding (number of units), Granted	9,098,117
Outstanding (number of units), Vested	(13,915,309)
Outstanding (number of units), Forfeited	(148,730)
Outstanding (number of units), Ending	17,525,289
Stock price
Stock price, Beginning | ¥ / shares	¥ 949
Stock price, Granted | ¥ / shares	896	[1]
Stock price, Vested | ¥ / shares	952	[2]
Stock price, Ending | ¥ / shares	¥ 854	[3]
CSUs [Member]
Outstanding
Outstanding (number of units), Beginning	9,203,390
Outstanding (number of units), Granted
Outstanding (number of units), Vested	(5,775,113)
Outstanding (number of units), Forfeited	(275,599)
Outstanding (number of units), Ending	3,152,678
Stock price
Stock price, Beginning | ¥ / shares	¥ 612
Stock price, Granted | ¥ / shares
Stock price, Vested | ¥ / shares	552	[2]
Stock price, Ending | ¥ / shares	¥ 478	[3]

[1]	Weighted-average price of NHI shares used to determine number of awards granted.
[2]	Weighted-average price of NHI shares used to determine the final cash settlement amount of the awards.
[3]	The price of NHI shares used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2025.